Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 3,594
2020	2,545
2021	903
2022	762
2023	452
Thereafter	0
Future minimum payments due	$ 8,256